PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30, 2018	March 31, 2018
	$	$
Prepaid expenses and sundry receivables	58,694	86,957
Prepaid inventory	672,231	301,104
Prepaid insurance	103,070	36,497
Sales taxes receivable (i)	17,184	9,097
	851,179	433,655

(i) Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

	March 31, 2018	March 31, 2017
	$	$
Prepaid expenses and other receivables	86,957	68,484
Prepaid inventory	301,104	-
Prepaid insurance	36,497	136,896
Sales taxes receivable (i)	9,097	22,667
	433,655	228,047

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.